Called up share capital and other equity instruments - HSBC's additional tier 1 capital - contingent convertible securities in issue which are accounted for in equity (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SGD ($)	Jan. 01, 2018 USD ($)	[1]	Dec. 31, 2017 USD ($)
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 22,367,000,000				$ 22,250,000,000		$ 22,250,000,000
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000
Other equity instruments interest rate	5.625%	5.625%	5.625%	5.625%
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%
$2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
$2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350,000,000
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%
$1,800m 6.500% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800,000,000
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%
EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%
EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%
Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Other equity instruments	$ 22,392,000,000						16,399,000,000
Contingent Convertible Securities | $1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000
Other equity instruments interest rate	5.625%	5.625%	5.625%	5.625%
Other equity instruments	$ 1,494,000,000						1,494,000,000
Contingent Convertible Securities | $2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%
Other equity instruments	$ 1,998,000,000						1,998,000,000
Contingent Convertible Securities | $2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
Other equity instruments	$ 2,244,000,000						2,244,000,000
Contingent Convertible Securities | $2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
Other equity instruments	$ 2,460,000,000						2,460,000,000
Contingent Convertible Securities | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
Other equity instruments	$ 2,997,000,000						2,997,000,000
Contingent Convertible Securities | $2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350,000,000
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%
Other equity instruments	$ 2,347,000,000						0
Contingent Convertible Securities | $1,800m 6.500% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800,000,000
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%
Other equity instruments	$ 1,798,000,000						0
Contingent Convertible Securities | EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%
Other equity instruments	$ 1,943,000,000						1,943,000,000
Contingent Convertible Securities | EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
Other equity instruments	$ 1,120,000,000						1,120,000,000
Contingent Convertible Securities | EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%
Other equity instruments	$ 1,420,000,000						1,420,000,000
Contingent Convertible Securities | GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | £		£ 1,000,000,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%
Other equity instruments	$ 1,299,000,000						0
Contingent Convertible Securities | SGD 1000m 4.700% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount				$ 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%
Other equity instruments	$ 723,000,000						723,000,000
Contingent Convertible Securities | SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount				$ 750,000,000
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%
Other equity instruments	$ 549,000,000						$ 0

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.